AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 161.2%
Long-Term Municipal Bonds – 161.2%
Alabama – 2.4%
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2049	$3,000	$3,235,024
5.50%, 10/01/2053	5,000	5,463,706

		8,698,730

Alaska – 0.3%
Municipality of Anchorage AK Solid Waste Services Revenue Series 2022-A 5.25%, 11/01/2062	1,000	1,067,730

Arizona – 3.3%
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	1,000	926,133
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,200	1,294,565
5.00%, 12/01/2037	8,700	9,599,952

		11,820,650

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,000,836

California – 9.0%
Alameda Corridor Transportation Authority Series 2022-A 5.40%, 10/01/2050(b)	10,000	5,795,473
AGM Series 2024-A Zero Coupon, 10/01/2052	6,500	1,734,896
Zero Coupon, 10/01/2053	6,000	1,520,412
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	1,086	1,102,263
Series 2021-1, Class A 3.50%, 11/20/2035	950	910,769
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,085,361
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,170,734

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(a)	$800	$814,975
5.25%, 12/01/2056(a)	2,000	2,022,170
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	2,000	2,289,382
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,556,249
Series 2009-C 6.50%, 11/01/2039	2,000	2,556,248
Southern California Public Power Authority (Goldman Sachs Group, Inc. (The)) Series 2007-A 5.00%, 11/01/2033	3,335	3,511,472
Washington Township Health Care District AGM Series 2023-B 4.50%, 08/01/2053	2,625	2,690,183

		32,760,587

Colorado – 3.8%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	705	732,871
E-470 Public Highway Authority Series 2024-B 4.335% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,998,923
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	8,975	11,095,524

		13,827,318

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	1,500	1,140,596

Florida – 8.2%
County of Miami-Dade FL Series 2021 4.00%, 07/01/2050	6,355	6,080,825
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.25%, 07/01/2053	2,000	2,087,237
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.125%, 10/01/2052(a)	1,000	991,765

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2052	$3,250	$2,813,987
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2042	1,000	1,014,761
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054	990	1,047,738
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	2,000	2,107,847
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2044	5,000	5,003,166
School District of Broward County/FL Series 2022 5.00%, 07/01/2046	8,020	8,707,528

		29,854,854

Georgia – 3.6%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,383,425
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,000	984,508
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	103,739
5.00%, 01/01/2049	2,000	2,057,146
5.00%, 01/01/2063	3,165	3,231,806
Series 2021 4.00%, 01/01/2046	330	316,608
4.00%, 01/01/2051	1,275	1,199,746
5.00%, 01/01/2056	650	660,251

		12,937,229

Illinois – 14.8%
Chicago Board of Education Series 2018-D 5.00%, 12/01/2046	5,005	4,975,347
Chicago O’Hare International Airport Series 2017-D 5.00%, 01/01/2042	6,500	6,603,122
Series 2022 4.625%, 01/01/2053	6,000	6,005,451
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,526,954

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2055	$3,565	$3,173,890
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	8,755	8,904,814
State of Illinois Series 2014 5.00%, 04/01/2030	1,655	1,656,594
5.00%, 05/01/2030	1,300	1,301,251
5.00%, 05/01/2033	1,150	1,150,831
5.00%, 02/01/2039	2,400	2,400,174
Series 2022-C 5.50%, 10/01/2040	6,250	7,046,621
Series 2024-B 4.25%, 05/01/2046	4,900	4,831,300
Village of Elk Grove Village IL Series 2017 5.00%, 01/01/2028	1,060	1,113,687

		53,690,036

Indiana – 0.8%
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,987,583

Iowa – 1.5%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050	5,000	5,304,954

Louisiana – 4.6%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2046	15,000	15,902,797
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	950	919,416

		16,822,213

Maryland – 0.6%
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,216,468

Massachusetts – 6.0%
Commonwealth of Massachusetts Series 2023 5.00%, 05/01/2053(d)	10,000	10,788,167
Series 2023-D 5.00%, 10/01/2053	5,000	5,409,756

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	$5,750	$5,776,202

		21,974,125

Michigan – 11.0%
Ann Arbor School District AGM Series 2023 4.00%, 05/01/2042	4,170	4,218,967
City of Detroit MI Series 2020 5.50%, 04/01/2050	1,970	2,076,871
Series 2023-C 6.00%, 05/01/2043	2,300	2,649,488
Detroit City School District AGM Series 2001-A 6.00%, 05/01/2029	7,875	8,417,344
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	6,000	6,307,978
Detroit Downtown Development Authority (Pre-refunded - US Treasuries) AGM Series 2018-A 5.00%, 07/01/2043	3,020	3,028,148
5.00%, 07/01/2048	10,000	10,026,980
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,251,976
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(e) (f)	2,140	1,070,000

		40,047,752

Minnesota – 1.8%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	1,000	1,013,898
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053	5,625	5,710,961

		6,724,859

Nebraska – 2.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2029	4,000	4,214,042
5.00%, 09/01/2031	5,000	5,353,952

		9,567,994

	Principal Amount (000)	U.S. $ Value

Nevada – 2.9%
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2051	$8,645	$8,389,075
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(a)	695	728,876
Series 2024 8.125%, 01/01/2050(g)	1,500	1,520,632

		10,638,583

New Hampshire – 1.0%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	750	746,025
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,000	836,104
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	2,118,157

		3,700,286

New Jersey – 5.4%
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,001,014
New Jersey Health Care Facilities Financing Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,594,010
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	4,894,096
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 4.00%, 06/15/2037	800	806,175
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,024,670
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.25%, 06/01/2046	8,990	9,310,823

		19,630,788

	Principal Amount (000)	U.S. $ Value

New York – 11.9%
City of New York NY Series 2023 4.125%, 08/01/2053	$11,300	$11,128,609
5.00%, 08/01/2051	2,000	2,167,893
Long Island Power Authority Series 2023-E 5.00%, 09/01/2053	3,500	3,809,546
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015A-1 5.00%, 08/01/2034	6,000	6,092,822
5.00%, 08/01/2037	4,000	4,055,970
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	4,000	3,895,350
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2024 5.00%, 06/30/2049	10,000	10,437,949
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	440,948
5.25%, 09/15/2042	205	178,718
5.25%, 09/15/2047	355	294,883
5.25%, 09/15/2053	760	608,190

		43,110,878

North Carolina – 1.2%
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2053	4,000	4,270,335
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	1,000	256,023

		4,526,358

North Dakota – 0.7%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2053	2,000	2,079,079
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	500	488,277

		2,567,356

Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	2,000	1,862,934
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	1,822,720

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2052	$2,240	$2,248,522
5.50%, 02/15/2052	4,585	4,684,038
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	730	731,641

		11,349,855

Oklahoma – 2.0%
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043	2,000	2,048,286
5.00%, 07/01/2047	5,000	5,094,433

		7,142,719

Oregon – 0.4%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	5,000	1,309,878

Pennsylvania – 5.7%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	640,000
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	1,713,785
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	1,000	1,035,209
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	7,500	8,203,267
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	1,940	1,960,683
5.00%, 06/30/2042	6,060	6,100,613
Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	1,025	1,023,231

		20,676,788

Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	615	609,603

	Principal Amount (000)	U.S. $ Value

South Carolina – 6.4%
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	$10,000	$10,033,651
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	5,986,402
South Carolina Public Service Authority Series 2016-B 5.00%, 12/01/2041	5,000	5,057,521
Series 2022 3.00%, 12/01/2046	1,132	867,817
3.00%, 12/01/2049	1,566	1,157,551

		23,102,942

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2061	1,000	814,060

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	145	145,354
4.00%, 08/01/2038	275	274,003

		419,357

Texas – 30.0%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	3,000	2,998,653
Celina Independent School District Series 2023 4.00%, 02/15/2053	10,000	9,616,754
County of Smith TX Series 2023 5.00%, 08/15/2048	7,000	7,545,321
Dallas Independent School District Series 2024 4.00%, 02/15/2054(d)	12,000	11,590,573
Denton Independent School District Series 2023 5.00%, 08/15/2048(d)	10,000	10,900,255
Greenwood Independent School District Series 2024 4.00%, 02/15/2054	14,250	13,591,100

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043	$2,000	$783,123
Zero Coupon, 12/01/2044	2,420	900,752
Zero Coupon, 12/01/2045	3,360	1,188,820
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2053(d)	15,000	16,122,943
Melissa Independent School District Series 2023 4.25%, 02/01/2053(d)	12,780	12,800,217
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038	500	515,888
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,000	4,912,241
Prosper Independent School District Series 2024 4.00%, 02/15/2054	15,000	14,512,887
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2022 5.00%, 10/15/2057	1,000	1,075,357

		109,054,884

Utah – 1.3%
City of Salt Lake City UT Airport Revenue BAM Series 2018-A 5.00%, 07/01/2043	4,500	4,620,063

Virginia – 1.4%
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	5,000	5,203,142

Washington – 3.1%
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,097,986
State of Washington Series 2023-2 5.00%, 08/01/2048	7,685	8,338,383
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	953	884,216
Series 2023-1, Class A 3.375%, 04/20/2037	994	896,960

		11,217,545

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	3,875	3,961,060

	Principal Amount (000)	U.S. $ Value

Wisconsin – 7.9%
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 4.50%, 02/15/2054	$5,000	$5,001,360
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	10,000	10,177,490
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	10,196,603
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2022 4.00%, 04/01/2052(a)	90	96,532
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,043,014
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,505	1,269,135

		28,784,134

Total Municipal Obligations (cost $579,083,279)		585,884,793

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(h) (i) (j) (cost $5,874,754)	5,874,754	5,874,754

Total Investments – 162.8% (cost $584,958,033)(k)		591,759,547
Other assets less liabilities – (62.8)%		(228,189,261)

Net Assets – 100.0%		$363,570,286

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $11,521,633 or 3.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Non-income producing security.

(f)	Defaulted matured security.
(g)	When-Issued or delayed delivery security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,756,409 and gross unrealized depreciation of investments was $(6,954,895), resulting in net unrealized appreciation of $6,801,514.

As of July 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFC – Community Finance Corporation

CHF – Collegiate Housing Foundation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

AllianceBernstein National Municipal Income Fund, Inc.

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$585,884,793	$—	$585,884,793
Short-Term Investments	5,874,754	—	—	5,874,754
Total Investments in Securities	5,874,754	585,884,793	—	591,759,547
Other Financial Instruments(a)	—	—	—	—

Total	$5,874,754	$585,884,793	$—	$591,759,547

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,713	$123,505	$127,343	$5,875	$239